Plan Description - Additional Information (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount	$ 1
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount	$ 50
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, discretionary non elective contributions, amount	$ 0
Employee benefit plan, notes receivable from participants, interest rate on loans outstanding, prime rate	1.00%
Employee benefit plan, vesting service period	3 years
Employee benefit plan, participants vested accounts, number of outstanding loan | Loan	1
Employee benefit plan, forfeited non-vested amounts	$ 776,000	$ 949,000
Employee benefit plan, forfeited amount, used for payment of employer matching contributions and administrative expenses	$ 841,000
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution, automatic, deferral rate	75.00%
Employee benefit plan, years of vesting service	10 years
Employee benefit plan, notes receivable from participants, loans repayable through payroll deductions period	5 years
Employee benefit plan, notes receivable from participants, principal residence loans repayment period	10 years
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution, automatic, deferral rate	1.00%
Employee benefit plan, years of vesting service	5 years